CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Class A ordinary shares	Class A preference shares	Class B ordinary shares	Ordinary shares	Preference shares	Additional paid-in capital	Treasury shares	Accumulated other comprehensive loss	Accumulated deficit and statutory reserve Cumulative-effect	Accumulated deficit and statutory reserve	Non-controlling interests	Cumulative-effect	Total
Balance at Dec. 31, 2021				$ 36		$ 590,567	$ (21,604)	$ (2,355)		$ (386,754)	$ 25,373		$ 205,263
Balance, shares at Dec. 31, 2021	710,078,070	65,000	99
Disposal of subsidiaries											(5,542)		(5,542)
Net (loss) income										(155,415)	(3,012)		(158,427)
Foreign currency translation loss								(1,605)			(130)		(1,735)
Issuance of ordinary shares for private placement, net of issuance costs				16		23,448							23,464
Issuance of ordinary shares for private placement, net of issuance costs, shares	315,666,650
Issuance of ordinary shares for asset acquisition				1		3,415							$ 3,416
Issuance of ordinary shares for asset acquisition, shares	16,038,930
Issuance of ordinary shares from exercise of share-based awards				1		(1)
Issuance of ordinary shares from exercise of share-based awards, shares													0
Purchase of non-controlling interests						(1,096)					(16,689)		$ (17,785)
Share-based compensation						4,474							$ 4,474
Share-based compensation, shares	22,029,560												22,029,560
Balance at Dec. 31, 2022				54	$ 0	620,807	(21,604)	(3,960)		(542,169)	0		$ 53,128
Balance, shares at Dec. 31, 2022	1,063,813,210	65,000	99
Net (loss) income										(28,710)			(28,710)
Foreign currency translation loss								(316)					$ (316)
Issuance of ordinary shares from exercise of share-based awards, shares													0
Share-based compensation						1,030							$ 1,030
Share-based compensation, shares	47,419,000												47,419,000
Balance at Dec. 31, 2023				54		621,837	(21,604)	(4,276)	$ 893	(570,879)		$ 893	$ 25,132
Balance, shares at Dec. 31, 2023	1,111,232,210	65,000	99
Accounting Standards Update [Extensible Enumeration]												Accounting Standards Update 2023-08 [Member]
Net (loss) income										12,073	(154)		11,919
Foreign currency translation loss								(116)					(116)
Issuance of ordinary shares as incentive shares						69							69
Issuance of ordinary shares as incentive shares, shares	2,291,280
Issuance of ordinary shares from exercise of Series B warrants						30							30
Issuance of ordinary shares from exercise of Series B warrants, shares	500,000
Issuance of ordinary shares under At-The-Market offering				4		2,334							2,338
Issuance of ordinary shares under At-The-Market offering, shares	72,026,600
Issuance of ordinary shares for asset acquisition				18		15,311							$ 15,329
Issuance of ordinary shares for asset acquisition, shares	369,031,800
Issuance of ordinary shares from exercise of share-based awards, shares	10,000												0
Share-based compensation				2		1,143							$ 1,145
Share-based compensation, shares	40,318,000												40,318,000
Non-controlling interests arising from acquisition of subsidiaries											10,041		$ 10,041
Balance at Dec. 31, 2024				$ 78		$ 640,724	$ (21,604)	$ (4,392)		$ (557,913)	$ 9,887		$ 66,780
Balance, shares at Dec. 31, 2024	1,595,399,890	65,000	99